Biological assets (Tables)	12 Months Ended
May 31, 2020
Biological assets
Summary of biological assets

Amount
Balance at May 31, 2018	$7,331
Changes in fair value less costs to sell due to biological transformation	40,607
Production costs capitalized	47,747
Transferred to inventory upon harvest	(76,960)

Balance at May 31, 2019	$18,725
Changes in fair value less costs to sell due to biological transformation	115,255
Production costs capitalized	131,561
Transferred to inventory upon harvest	(237,200)

Balance at May 31, 2020	$28,341